UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-21534
                                   ------------


                  AXP VARIABLE PORTFOLIO - SELECT SERIES, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


50606 Ameriprise Financial Center, Minneapolis, Minnesota            55474
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         (Address of principal executive offices)                 (Zip code)


Leslie L. Ogg - 901 S. Marquette Avenue, Suite 2810, Minneapolis, MN 55402-3268
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                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (612) 330-9283
                                                    -----------------

Date of fiscal year end:    12/31
                         --------------
Date of reporting period:    9/30
                         --------------

                             PORTFOLIO HOLDINGS FOR

                       RIVERSOURCE VARIABLE PORTFOLIO --

                                CORE EQUITY FUND

                               AT SEPT. 30, 2005

Investments in Securities

RiverSource Variable Portfolio -- Core Equity Fund

Sept. 30, 2005 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks (99.0%)
Issuer                                         Shares                 Value(a)

Aerospace & Defense (3.2%)
Boeing                                         40,791               $2,771,748
Empresa Brasileira
  de Aeronautica ADR                           29,833(c)             1,151,554
General Dynamics                                4,198                  501,871
Goodrich                                       34,051                1,509,821
Honeywell Intl                                 67,519                2,531,963
Lockheed Martin                                43,567                2,659,330
Northrop Grumman                               26,664                1,449,188
United Technologies                            49,923                2,588,008
Total                                                               15,163,483

Auto Components (--%)
Lear                                            3,685                  125,179

Automobiles (0.2%)
Ford Motor                                     26,558                  261,862
General Motors                                 13,926                  426,275
Harley-Davidson                                 4,018                  194,632
Total                                                                  882,769

Beverages (1.2%)
Coca-Cola                                       5,851                  252,705
Coca-Cola Enterprises                           5,549                  108,206
PepsiCo                                        96,877                5,493,894
Total                                                                5,854,805

Biotechnology (1.7%)
Amgen                                          52,259(b)             4,163,475
Biogen Idec                                    24,848(b)               980,999
Charles River Laboratories Intl                 3,399(b)               148,264
Genentech                                      18,036(b)             1,518,812
Gilead Sciences                                19,048(b)               928,780
MedImmune                                       6,852(b)               230,570
Total                                                                7,970,900

Building Products (0.2%)
American Standard Companies                     8,945                  416,390
Masco                                          14,544                  446,210
Total                                                                  862,600

Common Stocks (continued)
Issuer                                         Shares                 Value(a)

Capital Markets (2.6%)
Bank of New York                               42,755               $1,257,425
Federated Investors Cl B                          600                   19,938
Franklin Resources                             23,605                1,981,876
Investors Financial Services                   17,374                  571,605
Legg Mason                                      3,652                  400,588
Lehman Brothers Holdings                       18,366                2,139,271
Merrill Lynch & Co                             17,961                1,101,907
Morgan Stanley                                 62,018                3,345,250
Natl Financial Partners                         2,977                  134,382
State Street                                   28,202                1,379,642
Total                                                               12,331,884

Chemicals (1.0%)
Dow Chemical                                   64,408                2,683,880
Eastman Chemical                                5,971                  280,458
EI du Pont de Nemours & Co                     13,818                  541,251
Lyondell Chemical                              15,111                  432,477
Monsanto                                       12,522                  785,756
RPM Intl                                        8,867                  163,153
Total                                                                4,886,975

Commercial Banks (4.4%)
Bank of America                               204,929                8,627,510
Commerce Bancorp                               30,559                  937,856
Hibernia Cl A                                   8,831                  265,283
ICICI Bank ADR                                 11,635(c)               328,689
Nexity Financial                                2,810(b)                45,663
PNC Financial Services Group                   30,161                1,749,941
US Bancorp                                     47,419                1,331,526
Wachovia                                       66,125                3,146,889
Wells Fargo & Co                               78,252                4,583,219
Western Alliance Bancorp                           97(b)                 2,726
Total                                                               21,019,302

Commercial Services & Supplies (0.5%)
Apollo Group Cl A                               2,261(b)               150,108
Avery Dennison                                  6,580                  344,726
Cendant                                        78,208                1,614,213
Waste Management                                8,377                  239,666
Total                                                                2,348,713

Common Stocks (continued)
Issuer                                         Shares                 Value(a)

Communications Equipment (2.7%)
Alcatel ADR                                    12,619(b,c)            $169,347
CIENA                                          71,229(b)               188,045
Cisco Systems                                 258,952(b)             4,643,009
Corning                                        35,813(b)               692,265
Nokia ADR                                     438,320(c)             7,411,991
Total                                                               13,104,657

Computers & Peripherals (3.1%)
Dell                                          123,865(b)             4,236,184
EMC                                           253,182(b)             3,276,175
Hewlett-Packard                               127,007                3,708,604
Intl Business Machines                         45,046                3,613,590
Total                                                               14,834,553

Consumer Finance (1.0%)
Capital One Financial                          24,237                1,927,326
First Marblehead                               43,725                1,110,615
MBNA                                           66,862                1,647,480
Total                                                                4,685,421

Containers & Packaging (0.2%)
Temple-Inland                                  19,039                  777,743

Diversified Financial Services (6.1%)
Citigroup                                     188,187                8,566,273
Consumer Discretionary
  Select Sector SPDR Fund                      61,554                1,999,889
Contax Participacoes ADR                       33,201(b,c)              20,624
Energy Select Sector
  SPDR Fund                                    67,702                3,635,597
Health Care Select Sector
  SPDR Fund                                    46,451                1,456,239
Industrial Select Sector
  SPDR Fund                                    85,006                2,563,781
Jer Investors Trust                            10,047(b)               181,449
JPMorgan Chase & Co                           126,585                4,295,029
Materials Select Sector
  SPDR Trust                                  108,246                2,973,518
Utilities Select Sector
  SPDR Fund                                   107,472                3,611,059
Total                                                               29,303,458

See accompanying notes to investments in securities.

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1 -- RIVERSOURCE VARIABLE PORTFOLIO -- CORE EQUITY FUND -- PORTFOLIO HOLDINGS
       AT SEPT. 30, 2005

Issuer                                         Shares                 Value(a)

Diversified Telecommunication Services (10.2%)
ALLTEL                                         14,671                 $955,229
BellSouth                                      49,731                1,307,925
Brasil Telecom
  Participacoes ADR                            16,730(c)               711,527
Chunghwa Telecom ADR                           62,268(c)             1,152,581
Citizens Communications                        12,701                  172,099
France Telecom                                 20,754(c)               595,668
MCI                                           245,521                6,238,689
SBC Communications                            150,811                3,614,940
Sprint Nextel                               1,104,200               26,257,876
Tele Norte Leste
  Participacoes ADR                            67,061(c)             1,108,518
Telewest Global                               283,177(b,c)           6,498,912
Verizon Communications                         20,704                  676,814
Total                                                               49,290,778

Electric Utilities (1.3%)
Entergy                                        14,133                1,050,365
Exelon                                         36,643                1,958,201
FPL Group                                      12,459                  593,048
PPL                                            17,939                  579,968
Southern                                       38,664                1,382,625
TXU                                             3,298                  372,278
Xcel Energy                                    16,057                  314,878
Total                                                                6,251,363

Electrical Equipment (0.1%)
Emerson Electric                                5,959                  427,856

Electronic Equipment & Instruments (0.1%)
Flextronics Intl                               42,994(b,c)             552,473

Energy Equipment & Services (1.2%)
Cooper Cameron                                  6,039(b)               446,463
Halliburton                                    34,307                2,350,716
Nabors Inds                                     2,514(b,c)             180,581
Schlumberger                                   15,751                1,329,069
Transocean                                     10,494(b)               643,387
Weatherford Intl                               10,233(b)               702,598
Total                                                                5,652,814

Food & Staples Retailing (1.3%)
CVS                                            42,476                1,232,229
Rite Aid                                      136,591(b)               529,973
Safeway                                        46,168                1,181,901
Wal-Mart Stores                                75,762                3,319,890
Total                                                                6,263,993

Food Products (0.9%)
General Mills                                  16,886                  813,905
Kellogg                                        73,178                3,375,701
Total                                                                4,189,606

Gas Utilities (0.1%)
ONEOK                                          16,140                  549,083

Health Care Equipment & Supplies (2.0%)
Alcon                                           2,804(c)               358,576
Baxter Intl                                   105,283                4,197,633
Boston Scientific                              60,847(b)             1,421,994
Guidant                                        25,696                1,770,197
Hospira                                        21,450(b)               878,807
Medtronic                                      17,232                  923,980
Total                                                                9,551,187

Common Stocks (continued)
Issuer                                         Shares                 Value(a)

Health Care Providers & Services (3.0%)
Aetna                                          10,528                 $906,882
AmerisourceBergen                               4,953                  382,867
Cardinal Health                                51,937                3,294,883
Caremark Rx                                     6,226(b)               310,864
CIGNA                                           5,569                  656,362
HCA                                            68,937                3,303,462
HealthSouth                                    25,930(b)               107,350
Magellan Health Services                       16,662(b)               585,669
McKesson                                        6,279                  297,939
Medco Health Solutions                         23,470(b)             1,286,860
UnitedHealth Group                             49,682                2,792,128
WellPoint                                       8,143(b)               617,402
Total                                                               14,542,668

Hotels, Restaurants & Leisure (0.4%)
Carnival Unit                                   7,529                  376,299
Marriott Intl Cl A                              7,940                  500,220
McDonald's                                     36,693                1,228,849
Total                                                                2,105,368

Household Durables (0.2%)
Fortune Brands                                  2,199                  178,845
Harman Intl Inds                                2,067                  211,392
Leggett & Platt                                 6,930                  139,986
Tempur-Pedic Intl                              46,461(b)               550,098
Total                                                                1,080,321

Household Products (2.3%)
Colgate-Palmolive                              37,123                1,959,723
Procter & Gamble                               70,454                4,189,195
Spectrum Brands                               206,631(b)             4,866,160
Total                                                               11,015,078

Industrial Conglomerates (2.6%)
General Electric                              227,309                7,653,494
Tyco Intl                                     169,304(c)             4,715,116
Total                                                               12,368,610

Insurance (3.9%)
ACE                                            75,667(c)             3,561,647
AFLAC                                          15,128                  685,298
American Intl Group                           152,713                9,462,098
Aspen Insurance Holdings                        7,155(c)               211,430
Assurant                                        6,860                  261,092
Chubb                                          20,582                1,843,118
Endurance Specialty Holdings                    5,177(c)               176,587
First American                                  8,802                  401,987
Hartford Financial Services
  Group                                        24,772                1,911,655
State Auto Financial                           12,125                  383,635
Total                                                               18,898,547

Internet & Catalog Retail (0.2%)
eBay                                           23,311(b)               960,413

Internet Software & Services (1.1%)
Google Cl A                                    15,063(b)             4,766,837
Yahoo!                                         18,955(b)               641,437
Total                                                                5,408,274

IT Services (0.6%)
Accenture Cl A                                 17,807(b,c)             453,367
Affiliated Computer
  Services Cl A                                21,315(b)             1,163,800

Common Stocks (continued)
Issuer                                         Shares                 Value(a)

IT Services (cont.)
Automatic Data Processing                       3,985                 $171,514
First Data                                      6,357                  254,280
Infosys Technologies ADR                        2,623(c)               194,836
Ness Technologies                              18,944(b,c)             189,440
Paychex                                         7,456                  276,468
Satyam Computer Services
  ADR                                           5,293(c)               159,954
Total                                                                2,863,659

Leisure Equipment & Products (0.1%)
Mattel                                         16,755                  279,473

Machinery (0.6%)
Caterpillar                                    19,807                1,163,662
Deere & Co                                      5,361                  328,093
Illinois Tool Works                             7,274                  598,868
Ingersoll-Rand Cl A                             7,748(c)               296,206
ITT Inds                                        2,856                  324,442
Total                                                                2,711,271

Media (7.7%)
Comcast Cl A                                  115,123(b)             3,382,314
Comcast Special Cl A                           34,729(b)               999,501
EchoStar Communications Cl A                   10,498                  310,426
Grupo Televisa ADR                              2,401(c)               172,176
Liberty Global                                 46,684(b)             1,202,113
Liberty Global Cl A                            34,092                  923,211
Liberty Media Cl A                            203,908(b)             1,641,459
News Corp Cl A                                112,001                1,746,096
NTL                                           208,696(b)            13,940,892
Time Warner                                   170,821                3,093,568
Tribune                                        19,340                  655,433
Viacom Cl B                                    99,382                3,280,600
Vivendi Universal ADR                         146,233(c)             4,786,206
Walt Disney                                    38,475                  928,402
Total                                                               37,062,397

Metals & Mining (1.2%)
Agnico-Eagle Mines                             12,235(c)               181,200
Alcan                                          10,295(c)               326,660
Alcoa                                          25,619                  625,616
Barrick Gold                                    7,643(c)               222,029
Coeur d'Alene Mines                           283,890(b)             1,200,855
Glamis Gold                                    14,612(b,c)             322,925
Kinross Gold                                   33,487(b,c)             257,180
Newmont Mining                                 43,116                2,033,782
PAN American Silver                            24,818(b,c)             438,286
Stillwater Mining                              14,525(b)               132,904
Total                                                                5,741,437

Multi-Utilities & Unregulated Power (0.5%)
Dominion Resources                             25,376                2,185,889
Duke Energy                                    13,254                  386,619
Total                                                                2,572,508

Multiline Retail (1.1%)
Dollar General                                  5,135                   94,176
Federated Dept Stores                          11,612                  776,494
JC Penney                                      27,890                1,322,544
Kohl's                                         20,307(b)             1,019,005
Target                                         38,790                2,014,365
Total                                                                5,226,584

See accompanying notes to investments in securities.

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2 -- RIVERSOURCE VARIABLE PORTFOLIO -- CORE EQUITY FUND -- PORTFOLIO HOLDINGS
       AT SEPT. 30, 2005

Issuer                                         Shares                 Value(a)

Office Electronics (0.1%)
Xerox                                          31,943(b)              $436,022

Oil & Gas (8.2%)
Anadarko Petroleum                             34,719                3,324,344
Apache                                          4,750                  357,295
BP ADR                                         23,343(c)             1,653,852
Burlington Resources                           15,707                1,277,293
Chevron                                        95,112                6,156,600
ConocoPhillips                                 98,613                6,894,035
Devon Energy                                   25,038                1,718,608
EnCana                                          3,563(c)               207,759
Exxon Mobil                                   221,569               14,078,494
Marathon Oil                                    9,813                  676,410
Newfield Exploration                           12,291(b)               603,488
Occidental Petroleum                            5,663                  483,790
Royal Dutch Shell ADR Cl A                      7,070(c)               464,075
Valero Energy                                  12,953                1,464,466
Total                                                               39,360,509

Paper & Forest Products (0.4%)
Bowater                                        16,446                  464,928
Intl Paper                                     24,844                  740,352
Weyerhaeuser                                    8,052                  553,575
Total                                                                1,758,855

Personal Products (1.4%)
Avon Products                                  11,332                  305,964
Estee Lauder                                    8,994                  313,261
Gillette                                      106,473                6,196,729
Total                                                                6,815,954

Pharmaceuticals (6.0%)
Abbott Laboratories                            51,081                2,165,834
AstraZeneca                                     5,690(c)               264,419
Bristol-Myers Squibb                           56,481                1,358,933
Eli Lilly & Co                                 14,923                  798,679
GlaxoSmithKline ADR                            11,861(c)               608,232
Johnson & Johnson                              68,812                4,354,423
Merck & Co                                     25,011                  680,549
Novartis ADR                                   58,602(c)             2,988,702
Pfizer                                        283,631                7,082,267
Roche Holding                                  21,294(c)             2,957,866
Schering-Plough                               123,104                2,591,339
Wyeth                                          69,896                3,234,088
Total                                                               29,085,331

Common Stocks (continued)
Issuer                                         Shares                 Value(a)

Real Estate Investment Trust (0.5%)
Apartment Investment
  & Management Cl A                            10,345                 $401,179
Equity Office Properties Trust                 33,051                1,081,098
HomeBanc                                      123,891                  956,439
Total                                                                2,438,716

Road & Rail (0.1%)
Norfolk Southern                                7,924                  321,397

Semiconductors & Semiconductor Equipment (3.0%)
Analog Devices                                 22,978                  853,403
Applied Materials                              21,439                  363,605
ATI Technologies                                6,650(b,c)              92,701
Broadcom Cl A                                  28,076(b)             1,317,045
Credence Systems                                8,362(b)                66,729
Cypress Semiconductor                          42,084(b)               633,364
Freescale Semiconductor Cl A                   55,184(b)             1,291,857
Freescale Semiconductor Cl B                   44,661(b)             1,053,106
Intel                                         199,528                4,918,366
Linear Technology                              14,922                  560,918
Maxim Integrated Products                          12                      512
MEMC Electronic Materials                      58,407(b)             1,331,096
Texas Instruments                              61,110                2,071,629
Total                                                               14,554,331

Software (2.6%)
Adobe Systems                                  39,722                1,185,702
Cadence Design Systems                         39,132(b)               632,373
Compuware                                      31,106(b)               295,507
Electronic Arts                                 3,506(b)               199,456
Macromedia                                     12,775(b)               519,559
Mercury Interactive                            16,557(b)               655,657
Microsoft                                     172,703                4,443,648
Oracle                                        194,202(b)             2,406,163
SAP ADR                                        18,639(c)               807,628
Siebel Systems                                 98,311                1,015,553
Symantec                                       19,498(b)               441,825
TIBCO Software                                 11,156(b)                93,264
Total                                                               12,696,335

Specialty Retail (0.9%)
AutoZone                                          920(b)                76,590
Bed Bath & Beyond                               4,529(b)               181,975
Best Buy                                       15,439                  672,060
Circuit City Stores                             3,883                   66,632
Gap                                            15,395                  268,335
Home Depot                                     51,749                1,973,707

Common Stocks (continued)
Issuer                                         Shares                 Value(a)

Specialty Retail (cont.)
Lowe's Companies                               10,824                 $697,066
Staples                                        10,454                  222,879
Total                                                                4,159,244

Textiles, Apparel & Luxury Goods (0.1%)
Nike Cl B                                       3,215                  262,601

Thrifts & Mortgage Finance (2.0%)
Countrywide Financial                         110,327                3,638,584
Fannie Mae                                     77,847                3,489,103
Freddie Mac                                    39,845                2,249,649
Washington Mutual                               9,847                  386,199
Total                                                                9,763,535

Tobacco (1.6%)
Altria Group                                  106,425                7,844,587

Wireless Telecommunication Services (1.5%)
KT Freetel                                      7,060(c)               177,110
LG Telecom                                     35,083(b,c)             186,454
NeuStar Cl A                                   49,171(b)             1,572,980
O2                                            611,253(c)             1,700,554
Orascom Telecom GDR                            51,791(c)             2,434,177
Partner Communications
  ADR                                          16,200(c)               139,482
Telesp Celular Participacoes
  ADR                                          38,061(c)               148,819
Turkcell Iletisim Hizmetleri
  ADR                                          24,526(c)               334,780
Vodafone Group ADR                             22,595(c)               586,792
Total                                                                7,281,148

Total Common Stocks
(Cost: $448,540,434)                                              $476,496,768

Short-Term Security (1.0%)
Issuer                 Effective               Amount                 Value(a)
                         yield               payable at
                                               maturity
Commercial Paper
Morgan Stanley & Co
  10-03-05                3.90%            $4,600,000               $4,598,505

Total Short-Term Security
(Cost: $4,599,003)                                                  $4,598,505

Total Investments in Securities
(Cost: $453,139,437)(d)                                           $481,095,273

See accompanying notes to investments in securities.

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3 -- RIVERSOURCE VARIABLE PORTFOLIO -- CORE EQUITY FUND -- PORTFOLIO HOLDINGS
       AT SEPT. 30, 2005

Notes to Investments in Securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated June 30, 2005.

(b)   Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Sept. 30, 2005, the value of foreign securities represented 10.9% of net assets.

(d) At Sept. 30, 2005, the cost of securities for federal income tax purposes was approximately $453,139,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                    $  42,166,000
      Unrealized depreciation                                      (14,210,000)
                                                                   -----------
      Net unrealized appreciation                                $  27,956,000
                                                                 -------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.riversource.com/investments.

--------------------------------------------------------------------------------
4 -- RIVERSOURCE VARIABLE PORTFOLIO -- CORE EQUITY FUND -- PORTFOLIO HOLDINGS
       AT SEPT. 30, 2005

                                                             S-6347-80 D (11/05)

Item 2.  Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)              AXP VARIABLE PORTFOLIO - SELECT SERIES, INC.


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          Nov. 29, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          Nov. 29, 2005


By                        /s/ Jeffrey P. Fox
                          ------------------
                              Jeffrey P. Fox
                              Treasurer and Principal Financial Officer

Date                          Nov. 29, 2005